Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Disclosure of Reverse Recapitalization [Abstract]
Reverse Recapitalization
(3)	Reverse Recapitalization
On November 3, 2021, Legacy Aurora consummated the merger with RTPY Merger Sub, Inc., a direct wholly owned subsidiary of Aurora.
Prior to the Merger, holders of 75,459,006 shares of RTPY ordinary Class A shares exercised their right to redeem such shares at a price of approximately $10.00 per share. The remaining 22,291,089 public shares converted to Aurora Class A common stock with the consummation of the Merger.
In connection with the Closing, issued and outstanding shares of Legacy Aurora common stock (including converted preferred stock), options to purchase Legacy Aurora common stock, and awards of restricted stock units based on shares of Legacy Aurora common stock were converted into rights to receive shares, options, or awards of Aurora at the Exchange Ratio of approximately 2.1708. Transactions in Legacy Aurora capital stock and equity incentive plans included:

•	204,949,573 shares of Legacy Aurora preferred stock were converted to 204,949,573 shares of Legacy Aurora common stock.

•
458,202,021 shares of Legacy Aurora common stock, including shares resulting from the conversion of Legacy Aurora preferred stock, were converted to 513,575,278 shares of Aurora Class A common stock and 481,107,977 shares of Aurora Class B common stock.

•
37,972,693 outstanding options to purchase shares of Legacy Aurora common stock (“Legacy Aurora Options”) were converted into 82,432,681 options to purchase shares of Aurora Class A common stock (“Aurora Options”).

•
15,984,012 awards of restricted stock units based on shares of Legacy Aurora common stock (“Legacy Aurora RSU Awards”) were converted into 34,698,749 awards of restricted stock units based on shares of Aurora Class A common stock (“Aurora RSU Awards”).

Concurrently with the merger, certain institutional and accredited investors entered into subscription agreements pursuant to which the investors agreed to purchase 100,000,000 shares of Aurora Class A common stock at $10.00 per share for aggregate proceeds of $1,000,000.
RTPY Class B ordinary shares held by Reinvent Sponsor Y LLC (the “Sponsor”) converted into 120,000 shares of Aurora Class A common stock in connection with the merger. In connection with the Sponsor Agreement entered into on July 14, 2021, RTPY Class A ordinary shares held by the Sponsor which were not forfeited due to redemption activity prior to the merger are deemed to be effectively issued on the Closing Date for financial reporting purposes. 6,883,086 shares are effectively issued with 1,720,772 of these shares subject to lock up provisions and 5,162,314 of these shares subject to price based vesting conditions (the “Earnout Shares”).
Each of the then issued and outstanding 12,218,750 redeemable warrants of RTPY converted automatically into a redeemable warrant to purchase one share of Aurora Class A common stock (the “Public Warrants”). Additionally, each of the then issued and outstanding 8,900,000 private placement warrants of RTPY converted automatically into an Aurora warrant (the “Private Placement Warrants”).
The number of shares of Aurora Class A and Class B common stock issued and outstanding following the consummation of the merger was as follows:

Shares
RTPY public shares	97,750,095
Less: redemptions of RTPY public shares	(75,459,006)

RTPY public shares, net of redemptions	22,291,089
RTPY Sponsor shares	7,003,086
PIPE shares	100,000,000

Total shares of RTPY common stock outstanding prior to the merger	129,294,175
Legacy Aurora shares	994,683,255

Total shares of Aurora common stock outstanding subsequent to the merger	1,123,977,430
The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, RTPY is treated as the acquired company and the Merger is treated as the equivalent of Legacy Aurora issuing shares for the net assets of RTPY, accompanied by a recapitalization. The accounting acquirer was primarily determined based on Legacy Aurora shareholders having the largest voting interest in the post-combination company and the ability to appoint the majority of the members of the Board of Directors as well as Legacy Aurora management holding executive management roles in the post-combination company and are responsible for the day-to-day
operations which are comprised of Legacy Aurora activities.
The net assets of RTPY were recognized at historical cost as of the Closing, with no goodwill or other intangible assets recorded. Operations prior to the merger presented are those of Legacy Aurora and the accumulated deficit of Legacy Aurora has been carried forward after Closing.
In connection with the merger, the Company raised proceeds of $1,223,156 including $1,000,000 from the PIPE investment, $222,911 cash held in RTPY’s trust account from its initial public offering, and $245 in cash held in RTPY’s operating cash account. The proceeds were net of $754,590 paid to redeem RTPY public shares and $48,577 in costs incurred by RTPY prior to Closing. Legacy Aurora incurred $40,617 in transaction costs consisting of banking, legal, and other professional fees. Of this total, $36,101 was recorded as a reduction to additional paid-in
capital and $4,516 was expensed in the consolidated statements of operations. Total net cash proceeds to the Company was $1,133,961.